DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

Palmarejo Gold Production Royalty

On January 21, 2009, the Company entered into a gold production royalty transaction with Franco-Nevada Corporation. The royalty covers 50% of the life of mine production from the Palmarejo mine and adjacent properties. The royalty transaction included a minimum obligation of 4,167 ounces per month that ends when payments have been made on a total of 400,000 ounces of gold. As of June 30, 2013, a total of 170,382 ounces of gold remain outstanding under the minimum royalty obligation.

The price volatility associated with the minimum royalty obligation is considered an embedded derivative financial instrument under U.S. GAAP. As such, the Company is required to recognize the change in fair value of the remaining minimum obligation due to the changing gold prices. Unrealized gains are recognized in periods when the forward gold price has decreased from the previous period and unrealized losses are recognized in periods when the forward gold price increases. The fair value of the embedded derivative is reflected net of the Company’s current credit adjusted risk free rate, which was 7.0% and 4.2% at June 30, 2013 and December 31, 2012, respectively. The fair value of the embedded derivative at June 30, 2013 and December 31, 2012, based on forward gold prices averaging approximately $1,243 and $1,694 per ounce, respectively, was a liability of $52.3 million and $145.1 million, respectively. During the three months ended June 30, 2013 and 2012, mark-to-market adjustments for this embedded derivative amounted to a gain of $69.2 million and $25.1 million, respectively. During the six months ended June 30, 2013 and 2012, mark-to-market adjustments for this embedded derivative amounted to a gain of $92.7 million and $12.7 million, respectively.

Payments on the royalty obligation occur monthly resulting in a decrease to the carrying amount of the minimum obligation and the derivative liability and the recognition of realized gains or losses as a result of changing prices for gold. Each monthly payment is an amount equal to the greater of the minimum of 4,167 ounces of gold or 50% of the actual gold production per month multiplied by the excess of the monthly average market price of gold above $400 per ounce (which $400 floor is subject to a 1% annual inflation compounding adjustment beginning on January 21, 2013). For the three months ended June 30, 2013 and 2012, realized losses on settlement of the liabilities were $8.1 million and $11.0 million, respectively. For the six months ended June 30, 2013 and 2012, realized losses on settlement of the liabilities were $17.2 million and $24.2 million, respectively. The mark-to-market adjustments and realized losses are included in fair value adjustments, net in the consolidated statement of operations.

Forward Foreign Exchange Contracts

The Company periodically enters into forward foreign currency contracts to reduce the foreign exchange risk associated with forecasted Mexican peso (“MXN”) operating costs at its Palmarejo mine. At June 30, 2013, the Company had MXN foreign exchange contracts of $32.7 million in U.S. dollars. These contracts require the Company to exchange U.S. dollars for MXN at a weighted average exchange rate of 12.65 MXN to each U.S. dollar over the next nine months. At December 31, 2012, the Company had MXP foreign exchange contracts of $26.1 million in U.S. dollars. These contracts required the Company to exchange U.S. dollars for MXN at a weighted average exchange rate of 13.11 MXN to each U.S. dollar and the Company had a liability with a fair value of $0.1 million at December 31, 2012. In addition, at June 30, 2013, the Company had outstanding call options requiring it to sell $6.0 million in U.S. dollars in exchange for MXP at a weighted average strike price of 15.50 MXP to each U.S. dollar if the foreign exchange rate exceeds the strike price. Further, at June 30, 2013, the Company had outstanding put options allowing it to buy $6.0 million in U.S. dollars in exchange for MXP at a weighted average strike price of 12.50 MXP to each U.S. dollar if the foreign exchange rate exceeds the strike price. The Company had a liability with a fair value of $1.4 million at June 30, 2013. The Company recorded mark-to-market losses on these contracts of $2.3 million and $1.5 million for the three and six months ended June 30, 2013, respectively. The Company recorded mark-to-market gains on these contracts of $0.1 million and $2.8 million for the three and six months ended June 30, 2012, respectively. These mark-to-market adjustments are reflected in fair value adjustments, net in the consolidated statement of operations. The Company recorded realized gains of $0.2 million and $0.8 million in production costs applicable to sales during the three and six months ended June 30, 2013, respectively. The Company recorded realized losses of $1.2 million and $1.9 million in the three and six months ended June 30, 2012, respectively, which have been recognized in production costs applicable to sales.

In connection with an arrangement agreement entered into with Orko Silver Corp., the Company entered into a foreign currency contract in the first quarter of 2013 to reduce the foreign exchange risk associated with forecasted Canadian dollars (“CAD”). Please see Note 8 – ACQUISITION OF ORKO SILVER CORPORATION/LA PRECIOSA MINERAL INTERESTS for additional information. This contract allowed the Company to exchange U.S. dollars for CAD at an exchange rate of 1.0 CAD to each U.S. dollar if the CAD exchange rate exceeded par. The contract expired unexercised in the second quarter. The Company recorded a mark-to-market gain on this contract of $1.6 million for the three months ended June 30, 2013, reversing the loss recognized in the first quarter. This mark-to-market adjustment is reflected in fair value adjustments, net in the consolidated statement of operations.

Concentrate Sales Contracts

The Company enters into concentrate sales contracts with third-party smelters. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted metal prices. The provisionally priced sales contain an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of concentrates at the forward price at the time of sale. The embedded derivative, which is the final settlement price based on a future price, does not qualify for hedge accounting. These embedded derivatives are recorded as derivative assets (in Prepaid expenses and other) or derivative liabilities (in Accrued liabilities and other) on the balance sheet and are adjusted to fair value through earnings each period until the date of final settlement. At June 30, 2013, the Company had outstanding provisionally priced sales of $29.5 million, consisting of 0.3 million ounces of silver and 15,589 ounces of gold, which had a fair value of $28.4 million including the embedded derivative. At December 31, 2012, the Company had outstanding provisionally priced sales of $33.2 million consisting of 0.4 million ounces of silver and 11,957 ounces of gold, which had a fair value of approximately $34.1 million including the embedded derivative.

Commodity Derivatives

As of June 30, 2013, the Company had outstanding call options requiring it to deliver 87,000 ounces of gold at a weighted average strike price of $1,964.20 per ounce if the market price of gold exceeds the strike price. At June 30, 2013, the Company had outstanding put options allowing it to sell 97,000 ounces of gold at a weighted average strike price of $979.79 per ounce if the market price of gold were to fall below the strike price. The contracts expire over the next three years. At December 31, 2012, the Company had outstanding call options requiring it to deliver 97,000 ounces of gold at a weighted average strike price of $1,967.89 per ounce if the market price of gold exceeds the strike price. At December 31, 2012, the Company had outstanding put options allowing it to sell 122,000 ounces of gold at a weighted average strike price of $967.86 per ounce if the market price of gold were to fall below the strike price. As of June 30, 2013 and December 31, 2012, the fair market value of these contracts was a net asset of $2.4 million and a net liability of $ 9.3 million, respectively. During the three and six months ended June 30, 2013, 12,500 and 25,000 ounces of gold put options, respectively, expired at a weighted average strike price of $921.60 per ounce, resulting in a realized loss of $0.5 million and $1.1 million, respectively. During the three and six months ended June 30, 2013, 5,000 and 10,000 ounces of gold call options, respectively, at a weighted average strike price of $ 2,000.00 expired. During the three months ended June 30, 2013 and 2012, the Company recorded unrealized gains of $6.9 million and $4.5 million, respectively, related to the outstanding options which was included in fair value adjustments, net in the consolidated statement of operations. During the six months ended June 30, 2013 and 2012, the Company recorded unrealized gains of $11.7 million and $4.7 million, respectively, related to the outstanding options which was included in fair value adjustments, net in the consolidated statement of operations.

As of June 30, 2013, the Company had the following derivative instruments that settle in each of the years indicated in the table (in thousands except average prices, ounces and notional data):

	2013	2014	2015	Thereafter
Palmarejo gold production royalty	$14,750	$24,895	$24,691	$20,069
Average gold price in excess of minimum contractual deduction	$502	$498	$492	$490
Notional ounces	29,389	50,004	50,004	40,985
Mexican peso forward purchase contracts	$20,700	$12,000	$—	$—
Average rate (MXP/$)	$12.90	$12.21	$—	$—
Mexican peso notional amount	267,119	146,460	—	—
Mexican peso put options purchased	$—	$6,000	$—	$—
Average strike price (MXP/$)	$—	$12.50	$—	$—
Mexico peso notional amount	—	75,000	—	—
Mexican peso call options sold	$—	$6,000	$—	$—
Average strike price (MXP/$)	$—	$15.50	$—	$—
Mexico peso notional amount	—	93,000	—	—
Silver concentrate sales agreements	$7,249	$—	$—	$—
Average silver price	$23.92	$—	$—	$—
Notional ounces	302,990	—	—	—
Gold concentrates sales agreements	$22,252	$—	$—	$—
Average gold price	$1,427	$—	$—	$—
Notional ounces	15,589	—	—	—
Gold put options purchased	$720	$720	$—	$—
Average gold strike price	$936	$979	$1,010	$—
Notional ounces	20,000	47,000	30,000	—
Gold call options sold	$—	$720	$—	$—
Average gold strike price	$2,000	$1,934	$2,000	$—
Notional ounces	10,000	47,000	30,000	—

The following summarizes the classification of the fair value of the derivative instruments as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013
	Prepaid expenses and other	Other long-term assets	Accrued liabilities and other	Current portion of royalty obligation	Non-current portion of royalty obligation
Foreign exchange contracts Peso	$12	$—	$1,457	$—	$—
Palmarejo gold production royalty	—	—	—	17,759	34,600
Put and call options, net	50	2,308	—	—	—
Concentrate sales contracts	20	—	1,128	—	—

	$82	$2,308	$2,585	$17,759	$34,600

	December 31, 2012
	Prepaid expenses and other	Accrued liabilities and other	Other long- term Liabilities	Current portion of royalty obligation	Non-current portion of royalty obligation
Forward foreign exchange contracts Peso	$376	$300	$—	$—	$—
Palmarejo gold production royalty	—	—	—	41,146	103,952
Put and call options, net	—	2,025	7,274	—	—
Concentrate sales contracts	1,030	163	—	—	—

	$1,406	$2,488	$7,274	$41,146	$103,952

The following represent mark-to-market gains (losses) on derivative instruments for the three months ended June 30, 2013 and 2012 (in thousands):

		Three months ended June 30,		Six months ended June 30,
Financial statement line	Derivative	2013	2012	2013	2012
Sales of metal	Concentrate sales contracts	$(667)	$(877)	$(2,422)	$459
Production costs applicable to sales	Forward foreign exchange contracts	203	(1,151)	830	(1,934)
Fair value adjustments, net	Foreign exchange contracts MXN Peso	(2,260)	83	(1,522)	2,773
Fair value adjustments, net	Forward foreign exchange contracts Canadian dollar	1,598	—	—	—
Fair value adjustments, net	Silver ounces receivable	—	(337)	—	22
Fair value adjustments, net	Palmarejo gold royalty	61,066	14,105	75,494	(11,505)
Fair value adjustments, net	Put and call options	6,350	2,187	10,577	1,636

		$66,290	$14,010	$82,957	$(8,549)

Credit Risk

The credit risk exposure related to any potential derivative instruments is limited to the unrealized gains, if any, on outstanding contracts based on current market prices. To reduce counter-party credit exposure, the Company deals with financial institutions management deems credit worthy and limits credit exposure to each. The Company does not anticipate non-performance by any of its counterparties. In addition, to allow for situations where positions may need to be revised, the Company deals only in markets that management considers highly liquid.

NOTE 19 – DERIVATIVE FINANCIAL INSTRUMENTS

Palmarejo Gold Production Royalty

On January 21, 2009, the Company entered into a gold production royalty transaction with Franco-Nevada Corporation. The royalty covers 50% of the life of mine production from the Palmarejo mine and adjacent properties. The royalty transaction included a minimum obligation of 4,167 ounces per month that ends when payments have been made on a total of 400,000 ounces of gold. As of December 31, 2012, a total of 197,352 ounces of gold remain outstanding under the minimum royalty obligation.

The price volatility associated with the minimum royalty obligation is considered an embedded derivative financial instrument under U.S. GAAP. As such, the Company is required to recognize the change in fair value of the remaining minimum obligation due to the changing gold prices. Unrealized gains are recognized in periods when the gold price has decreased from the previous period and unrealized losses are recognized in periods when the gold price increases. The fair value of the embedded derivative is reflected net of the Company’s current credit adjusted risk free rate, which was 4.2% and 5.7% at December 31, 2012 and December 31, 2011, respectively. The fair value of the embedded derivative at December 31, 2012 and December 31, 2011, based on forward gold prices averaging approximately $1,694 and $1,599 per ounce, respectively, was a liability of $145.1 million and $159.4 million, respectively. During the years ended December 31, 2012, 2011, and 2010 the mark-to-market adjustments for this embedded derivative amounted to a gain of $14.3 million, a gain of $2.6 million, and a loss of $84.0 million, respectively.

Payments on the royalty obligation occur monthly resulting in a decrease to the carrying amount of the minimum obligation and the derivative liability and the recognition of realized gains or losses as a result of changing prices for gold. Each monthly payment is an amount equal to the greater of the minimum of 4,167 ounces of gold or 50% of the actual gold production per month multiplied by the excess of the monthly average market price of gold above $400 per ounce (which $400 floor is subject to a 1% annual inflation compounding adjustment beginning on January 21, 2013). For the years ended December 31, 2012, 2011, and 2010 realized losses on settlement of the liabilities were $45.4 million, $42.8 million, and $18.2 million, respectively. The mark-to-market adjustments and realized losses are included in fair value adjustments, net in the consolidated statement of operations.

Forward Foreign Exchange Contracts

The Company periodically enters into forward foreign currency contracts to reduce the foreign exchange risk associated with forecasted Mexican peso (“MXN”) operating costs at its Palmarejo mine. At December 31, 2012, the Company had MXN foreign exchange contracts of $26.1 million in U.S. dollars. These contracts require the Company to exchange U.S. dollars for MXN at a weighted average exchange rate of 13.11 MXN to each U.S. dollar and the Company had an asset with a fair value of $0.1 million at December 31, 2012. At December 31, 2011, the Company had MXP foreign exchange contracts of $ 25.5 million in U.S. dollars. These contracts required the Company to exchange U.S. dollars for MXN at a weighted average exchange rate of 12.40 MXN to each U.S. dollar and the Company had a liability with a fair value of $3.2 million at December 31, 2011. The Company recorded mark-to-market gains on these contracts of $3.3 million for the years ended December 31, 2012. The Company recorded mark-to-market losses of $3.2 million and $1.3 million for the years ended December 31, 2011 and 2010, respectively. These mark-to-market adjustments are reflected in fair value adjustments, net. The Company recorded a realized loss of $1.6 million, and realized gains of $0.4 million and $1.6 million in production costs applicable to sales during the years ended December 31, 2012, 2011, and 2010, respectively.

Gold Lease Facility

On December 12, 2008, the Company entered into a gold lease facility with Mitsubishi International Corporation (“MIC”). This facility permitted the Company to lease amounts of gold from MIC and obligated the Company to deliver the same amounts back to MIC and to pay specified lease fees to MIC equivalent to interest at market rates on the value of the gold leased. Pursuant to a Second Amended and Restated Collateral Agreement, the Company’s obligations under the facility were secured by certain collateral. The collateral agreement specified the maximum amount of gold the Company was permitted to lease from MIC, as well as the amount and type of collateral. This gold lease facility was terminated in 2011.

The Company recorded realized losses of $2.3 million and $10.1 million for the years ended December 31, 2011, and 2010, respectively. The mark-to-market adjustments and realized losses are included in fair value adjustments, net.

Concentrate Sales Contracts

The Company enters into concentrate sales contracts with third-party smelters. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted metal prices. The provisionally priced sales contain an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of concentrates at the forward price at the time of sale. The embedded derivative, which is the final settlement price based on a future price, does not qualify for hedge accounting. These embedded derivatives are recorded as derivative assets (in Prepaid expenses and other) or derivative liabilities (in Accrued liabilities and other) on the balance sheet and are adjusted to fair value through earnings each period until the date of final settlement. At December 31, 2012, the Company had outstanding provisionally priced sales of $33.2 million, consisting of 0.4 million ounces of silver and 11,957 ounces of gold, which had a fair value of $34.1 million including the embedded derivative. At December 31, 2011, the Company had outstanding provisionally priced sales of $22.5 million consisting of 0.2 million ounces of silver and 9,701 ounces of gold, which had a fair value of approximately $21.7 million including the embedded derivative.

Commodity Derivatives

As of December 31, 2012, the Company had outstanding call options requiring it to deliver 97,000 ounces of gold at a weighted average strike price of $1,967.89 per ounce if the market price of gold exceeds the strike price. At December 31, 2012, the Company had outstanding put options allowing it to sell 122,000 ounces of gold at a weighted average strike price of $967.86 per ounce if the market price of gold were to fall below the strike price. The contracts will expire over the next three years. At December 31, 2011, the Company had written outstanding call options requiring it to deliver 136,000 ounces of gold at a weighted average strike price of $1,919.83 per ounce if the market price of gold exceeds the strike price. At December 31, 2011, the Company had outstanding put options allowing it to sell 190,000 ounces of gold at a weighted average strike price of $951.93 per ounce if the market price of gold were to fall below the strike price. As of December 31, 2012 and December 31, 2011, the fair market value of these contracts was a net liability of $9.3 million and $ 17.9 million, respectively. During the year ended December 31, 2012, 68,000 ounces of gold put options expired at a weighted average strike price of $923.34 per ounce, resulting in a realized loss of $2.9 million. During the year ended December 31, 2012, 14,000 ounces of gold call options at a weighted average strike price of $ 2,000.00 expired. During the year ended December 31, 2012, the Company settled 25,000 ounces of gold call options resulting in a realized loss of $1.6 million.

During the year ended December 31, 2012, 2011, and 2010, the Company recorded unrealized gains of $8.6 million, unrealized losses of $3.1 million, and unrealized losses of $13.8 million, respectively, related to the outstanding options which was included in fair value adjustments, net.

During the year ended December 31, 2011, the Company settled an outstanding forward gold contract of 10,000 ounces at a fixed price of $1,380 per ounce, which resulted in a realized gain of $0.5 million.

During the year ended December 31, 2010, outstanding put options allowing the Company to deliver 5.4 million ounces of silver at an average strike price of $9.21 per ounce expired. The Company recorded realized losses of $2.1 million for the year ended December 31, 2010, which are included in Fair value adjustments, net.

In connection with the sale of the Cerro Bayo mine to Mandalay Resources Corporation, the Company received the right to 125,000 ounces of silver to be delivered in six equal quarterly installments commencing in the third quarter of 2011. The Company recognized mark-to-market losses of $0.6 million for the year ended December 31, 2012. The Company recognized mark-to-market gains of $0.8 million associated with this silver in the year ended December 31, 2011. The silver ounces receivable from Mandalay Resources Corporation had a fair value of $2.3 million at December 31, 2011. This obligation was fully settled at December 31, 2012.

As of December 31, 2012, the Company had the following derivative instruments that settle in each of the years indicated in the table (in thousands except average prices, ounces and notional data):

	2013	2014	2015	Thereafter
Palmarejo gold production royalty	$27,205	$24,895	$24,691	$21,140
Average gold price in excess of minimum contractual deduction	502	498	494	490
Notional ounces	54,171	50,004	50,004	43,173
Mexican peso forward purchase contracts	$26,100	$—	$—	$—
Average rate (MXP/$)	$13.11	$—	$—	$—
Mexican peso notional amount	342,235	—	—	—
Silver concentrate sales agreements	$12,736	$—	$—	$—
Average silver price	$31.04	$—	$—	$—
Notional ounces	410,298	—	—	—
Gold concentrates sales agreements	$20,498	$—	$—	$—
Average gold price	$1,714	$—	$—	$—
Notional ounces	11,957	—	—	—
Gold put options purchased	$1,800	$720	$—	$—
Average gold strike price	$928	$979	$1,010	$—
Notional ounces	45,000	47,000	30,000	—
Gold call options sold	$1,800	$720	$—	$—
Average gold strike price	$2,000	$1,933	$2,000	$—
Notional ounces	20,000	47,000	30,000	—

The following summarizes the classification of the fair value of the derivative instruments as of December 31, 2012 and December 31, 2011 (in thousands):

	December 31, 2012
	Prepaid expenses and other	Accrued liabilities and other	Other long- term liabilities	Current portion of royalty obligation	Non-current portion of royalty obligation
Forward foreign exchange contracts	$376	$300	$—	$—	$—
Palmarejo gold production royalty	—	—	—	41,146	103,952
Put and call options, net	—	2,025	7,274	—	—
Concentrate sales contracts	1,030	163	—	—	—

	$1,406	$2,488	$7,274	$41,146	$103,952

	December 31, 2011
	Prepaid expenses and other	Accrued liabilities and other	Other long- term Liabilities	Current portion of royalty obligation	Non-current portion of royalty obligation
Silver ounces receivable from Mandalay	$814	$—	$—	$—	$—
Forward foreign exchange contracts	—	3,188	—	—	—
Palmarejo gold production royalty	—	—	—	37,206	122,194
Put and call options, net	—	3,183	14,669	—	—
Concentrate sales contracts	—	825	—	—	—

	$814	$7,196	$14,669	$37,206	$122,194

The following represent mark-to-market gains (losses) on derivative instruments for the years ended December 31, 2012 and 2011 (in thousands):

		Years ended December 31,
Financial statement line	Derivative	2012	2011	2010
Sales of metal	Concentrate sales contracts	$1,682	$2,505	$1,636
Production costs applicable to sales	Forward foreign exchange contracts	(1,621)	383	1,638
Fair value adjustments, net	Gold lease facility	—	(132)	2,885
Fair value adjustments, net	Forward foreign exchange contracts	3,264	(3,192)	(1,330)
Fair value adjustments, net	Forward gold contract	—	34	425
Fair value adjustments, net	Silver ounces receivable	213	(276)	1,594
Fair value adjustments, net	Palmarejo gold royalty	(31,053)	(40,046)	(83,989)
Fair value adjustments, net	Franco-Nevada warrant	—	—	3,451
Fair value adjustments, net	Put and call options	4,089	(8,438)	(11,795)

		$(23,426)	$(49,162)	$(85,485)

Please see Note 6 – Fair Value Measurements for additional detail on the fair value amounts for derivatives.

Credit Risk

The credit risk exposure related to any potential derivative instruments is limited to the unrealized gains, if any, on outstanding contracts based on current market prices. To reduce counter-party credit exposure, the Company deals with financial institutions management deems credit worthy and limits credit exposure to each. The Company does not anticipate non-performance by any of its counterparties. In addition, to allow for situations where positions may need to be revised, the Company deals only in markets that management considers highly liquid.